Schedule of Investments
(unaudited)
July 31, 2026
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Corporate Bonds
Aerospace & Defense — 2.5%
Boeing Co. (The), 6.13%, 02/15/33 ....... USD 1,268 $ 1,321,717
HEICO Corp., 5.35%, 08/01/33 ......... 1,857 1,859,158
Honeywell Aerospace, Inc., 4.60%, 03/16/33
(a)
5,740 5,545,847
L3Harris Technologies, Inc., 5.40%, 07/31/33 . 4,947 4,974,181
Leidos, Inc., 5.75%, 03/15/33 .......... 2,240 2,271,686
Lockheed Martin Corp., 5.25%, 01/15/33
(b)
.. 3,125 3,184,750
Northrop Grumman Corp., 4.70%, 03/15/33 .. 3,219 3,142,053
RTX Corp., 5.15%, 02/27/33 ........... 4,010 4,019,809
Textron, Inc., 6.10%, 11/15/33 .......... 1,132 1,177,246
27,496,447
Air Freight & Logistics — 0.3%
United Parcel Service, Inc., 4.88%, 03/03/33
(b)
2,928 2,924,953
Automobile Components — 0.1%
Magna International, Inc., 5.50%, 03/21/33
(b)
. 1,424 1,437,861
Automobiles — 0.1%
Toyota Motor Corp., 5.12%, 07/13/33
(b)
..... 1,552 1,559,744
Banks — 4.4%
Banco Santander SA
6.92% , 08/08/33 .................. 6,501 6,931,472
6.94% , 11/07/33 .................. 5,005 5,491,980
Canadian Imperial Bank of Commerce, 6.09%,
10/03/33 ...................... 3,376 3,528,049
Citigroup, Inc.
5.88% , 02/22/33 .................. 1,495 1,527,054
6.00% , 10/31/33 .................. 1,840 1,890,392
Keybank National Association, 5.00%, 01/26/33 2,993 2,920,353
Royal Bank of Canada
5.00% , 02/01/33 .................. 5,513 5,466,629
5.00% , 05/02/33 .................. 2,918 2,893,122
Sumitomo Mitsui Financial Group, Inc.
5.77% , 01/13/33 .................. 5,700 5,835,693
5.78% , 07/13/33 .................. 2,060 2,106,258
5.81% , 09/14/33 .................. 2,895 2,968,837
Toronto-Dominion Bank (The), 4.87%, 04/22/33 4,075 3,981,599
Westpac Banking Corp., 6.82%, 11/17/33 ... 2,200 2,357,386
47,898,824
Beverages — 1.1%
Brown-Forman Corp., 4.75%, 04/15/33
(b)
.... 1,967 1,918,836
Constellation Brands, Inc., 4.90%, 05/01/33 .. 2,371 2,309,830
Diageo Capital plc
5.50% , 01/24/33 .................. 2,085 2,113,355
5.63% , 10/05/33 .................. 2,775 2,840,293
PepsiCo, Inc., 4.45%, 02/15/33
(b)
........ 2,916 2,852,631
12,034,945
Biotechnology — 2.1%
AbbVie, Inc., 4.40%, 03/15/33 .......... 3,935 3,791,471
Amgen, Inc.
4.20% , 03/01/33 .................. 2,575 2,437,940
5.25% , 03/02/33 .................. 13,669 13,697,368
Gilead Sciences, Inc., 5.25%, 10/15/33 .... 3,240 3,272,676
23,199,455
Broadline Retail — 2.4%
Amazon.com, Inc.
4.55% , 03/13/33 .................. 12,790 12,342,247
4.35% , 03/20/33 .................. 4,745 4,527,757
5.10% , 07/09/33 .................. 7,610 7,537,242
MercadoLibre, Inc., 4.90%, 01/15/33 ...... 2,270 2,189,589
26,596,835
Security
Par (000)
Par (000) Value
Building Products — 0.4%
Fortune Brands Innovations, Inc., 5.88%,
06/01/33
(b)
..................... USD 1,871 $ 1,923,522
Trane Technologies Financing Ltd., 5.25%,
03/03/33 ...................... 2,212 2,225,886
4,149,408
Capital Markets — 1.8%
Ameriprise Financial, Inc., 5.15%, 05/15/33
(b)
. 2,802 2,796,174
Brookfield Capital Finance LLC, 6.09%, 06/14/33 2,002 2,061,210
Goldman Sachs Group, Inc. (The), 6.13%,
02/15/33
(b)
..................... 3,095 3,265,049
Intercontinental Exchange, Inc., 4.60%, 03/15/33 5,361 5,185,485
Nomura Holdings, Inc.
6.18% , 01/18/33 .................. 2,100 2,184,783
6.09% , 07/12/33
(b)
................. 2,100 2,177,221
S&P Global, Inc., 5.25%, 09/15/33
(b)
...... 2,245 2,259,304
19,929,226
Chemicals — 1.3%
Air Products & Chemicals, Inc., 4.80%, 03/03/33 1,918 1,902,390
Dow Chemical Co. (The), 6.30%, 03/15/33
(b)
. 1,933 2,013,873
Eastman Chemical Co., 5.75%, 03/08/33
(b)
.. 1,628 1,656,023
Ecolab, Inc., 5.15%, 06/15/33 .......... 3,730 3,724,356
EIDP, Inc., 4.80%, 05/15/33
(b)
.......... 1,965 1,907,265
LYB International Finance III LLC, 5.63%,
05/15/33
(b)
..................... 1,737 1,734,150
Mosaic Co. (The), 5.45%, 11/15/33
(b)
...... 1,593 1,584,259
14,522,316
Commercial Services & Supplies — 0.9%
Republic Services, Inc.
2.38% , 03/15/33
(b)
................. 2,160 1,844,528
5.00% , 12/15/33 .................. 2,120 2,106,523
Veralto Corp., 5.45%, 09/18/33 ......... 2,175 2,191,910
Waste Connections, Inc., 4.20%, 01/15/33 ... 2,347 2,227,590
Waste Management, Inc., 4.63%, 02/15/33
(b)
. 1,548 1,514,483
9,885,034
Consumer Finance — 2.7%
AerCap Ireland Capital DAC
4.75% , 01/15/33 .................. 2,575 2,480,552
3.40% , 10/29/33 .................. 5,077 4,436,905
American Honda Finance Corp.
Series A , 5.20% , 04/08/33 ............ 1,140 1,123,644
Series A , 5.25% , 07/08/33 ............ 965 950,481
Ford Motor Credit Co. LLC
5.75% , 04/06/33 .................. 3,100 3,046,550
7.12% , 11/07/33
(b)
................. 4,004 4,216,403
General Motors Financial Co., Inc., 6.40%,
01/09/33 ...................... 3,179 3,334,343
John Deere Capital Corp., Series I, 5.15%,
09/08/33 ...................... 3,330 3,349,281
Toyota Motor Credit Corp.
4.70% , 01/12/33 .................. 1,555 1,522,578
Series B , 4.60% , 03/11/33 ............ 2,825 2,732,567
Series B , 5.00% , 07/08/33
(b)
.......... 1,800 1,775,619
28,968,923
Consumer Staples Distribution & Retail — 1.2%
Dollar General Corp., 5.45%, 07/05/33
(b)
.... 3,152 3,155,389
Target Corp., 4.40%, 01/15/33
(b)
......... 1,530 1,487,332
Walmart, Inc.
4.10% , 04/15/33
(b)
................. 4,913 4,716,095
4.45% , 04/30/33 .................. 3,370 3,293,243
12,652,059

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Containers & Packaging — 0.5%
Amcor Finance USA, Inc., 5.63%, 05/26/33 .. USD 1,575 $ 1,593,928
Avery Dennison Corp., 5.75%, 03/15/33 .... 1,241 1,276,041
Packaging Corp. of America, 5.70%, 12/01/33 1,340 1,367,359
WRKCo, Inc., 3.00%, 06/15/33 .......... 1,912 1,659,804
5,897,132
Distributors — 0.3%
(b)
Genuine Parts Co., 6.88%, 11/01/33 ...... 1,185 1,266,794
LKQ Corp., 6.25%, 06/15/33 ........... 1,810 1,843,142
3,109,936
Diversified REITs — 0.8%
Equinix Europe 2 Financing Corp. LLC, 4.70%,
03/15/33 ...................... 2,540 2,423,263
GLP Capital LP
5.25% , 02/15/33 .................. 1,855 1,790,445
6.75% , 12/01/33 .................. 1,260 1,313,051
Simon Property Group LP, 5.50%, 03/08/33 .. 2,029 2,061,488
WP Carey, Inc., 2.25%, 04/01/33 ........ 1,355 1,122,556
8,710,803
Diversified Telecommunication Services — 6.2%
AT&T, Inc.
4.75% , 04/30/33
(b)
................. 6,510 6,251,306
2.55% , 12/01/33 .................. 12,200 10,046,654
Bell Telephone Co. of Canada or Bell Canada,
5.10%, 05/11/33
(b)
................ 2,529 2,480,662
Comcast Corp.
4.25% , 01/15/33 .................. 5,500 5,141,445
4.65% , 02/15/33 .................. 3,421 3,269,453
7.05% , 03/15/33
(b)
................. 2,435 2,649,703
4.80% , 05/15/33 .................. 3,277 3,151,307
Space Exploration Technologies Corp., 5.65%,
07/15/33
(a)
..................... 18,250 17,479,144
Verizon Communications, Inc.
4.75% , 01/15/33
(b)
................. 6,280 6,086,020
5.05% , 05/09/33
(b)
................. 3,148 3,110,019
4.50% , 08/10/33 .................. 6,972 6,609,599
6.40% , 09/15/33
(b)
................. 1,085 1,153,670
67,428,982
Electric Utilities — 9.2%
AEP Texas, Inc., 5.40%, 06/01/33 ........ 1,385 1,383,211
Alabama Power Co., 5.85%, 11/15/33 ..... 965 997,211
American Electric Power Co., Inc., 5.63%,
03/01/33 ...................... 2,722 2,778,946
Arizona Public Service Co., 5.55%, 08/01/33 . 1,527 1,542,074
Baltimore Gas & Electric Co., 5.15%, 06/01/33 1,705 1,693,149
CenterPoint Energy Houston Electric LLC
Series K2 , 6.95% , 03/15/33 ........... 960 1,048,846
4.95% , 04/01/33 .................. 1,872 1,843,154
Commonwealth Edison Co., 4.90%, 02/01/33 . 1,296 1,280,934
Connecticut Light & Power Co. (The), 4.90%,
07/01/33
(b)
..................... 933 921,198
Dominion Energy South Carolina, Inc., 5.30%,
05/15/33 ...................... 998 1,003,100
DTE Electric Co., 5.20%, 04/01/33
(b)
...... 1,844 1,852,396
Duke Energy Carolinas LLC, 4.95%, 01/15/33 4,057 4,021,432
Duke Energy Corp., 5.75%, 09/15/33
(b)
..... 1,947 1,997,242
Duke Energy Florida LLC, 5.88%, 11/15/33 .. 1,930 2,002,672
Duke Energy Ohio, Inc., 5.25%, 04/01/33 ... 1,245 1,246,886
Duke Energy Progress LLC, 5.25%, 03/15/33 . 1,646 1,653,557
Emera US Finance LLC, 5.20%, 04/01/33 ... 935 917,246
Entergy Arkansas LLC
5.15% , 01/15/33 .................. 1,359 1,357,019
5.30% , 09/15/33 .................. 970 972,129
Entergy Louisiana LLC, 4.00%, 03/15/33 ... 2,413 2,248,612
Security
Par (000)
Par (000) Value
Electric Utilities (continued)
Entergy Mississippi LLC, 5.00%, 09/01/33 ... USD 960 $ 946,202
Evergy Kansas Central, Inc., 5.90%, 11/15/33 965 999,984
Evergy Metro, Inc., 4.95%, 04/15/33
(b)
..... 890 874,241
Eversource Energy, 5.13%, 05/15/33 ...... 2,510 2,469,806
Exelon Corp., 5.30%, 03/15/33 .......... 2,779 2,778,652
FirstEnergy Transmission LLC, 4.75%, 01/15/33 1,365 1,319,855
Florida Power & Light Co.
5.10% , 04/01/33 .................. 2,214 2,209,009
4.80% , 05/15/33
(b)
................. 2,421 2,374,681
Georgia Power Co., 4.95%, 05/17/33
(b)
..... 3,276 3,240,469
Interstate Power & Light Co., 5.70%, 10/15/33 960 976,294
Kentucky Utilities Co., Series KENT, 5.45%,
04/15/33 ...................... 1,300 1,312,619
Louisville Gas & Electric Co., Series LOU,
5.45%, 04/15/33 ................. 1,283 1,296,837
NextEra Energy Capital Holdings, Inc., 5.05%,
02/28/33 ...................... 3,312 3,264,053
Ohio Power Co., 5.00%, 06/01/33 ........ 1,375 1,347,028
Oklahoma Gas & Electric Co., 5.40%, 01/15/33 1,396 1,411,726
Oncor Electric Delivery Co. LLC
7.25% , 01/15/33
(b)
................. 999 1,111,290
5.65% , 11/15/33 .................. 2,576 2,637,729
Pacific Gas & Electric Co.
6.15% , 01/15/33 .................. 2,440 2,517,676
6.40% , 06/15/33 .................. 3,684 3,852,501
PacifiCorp, 5.45%, 04/15/33 ........... 2,465 2,465,416
PECO Energy Co., 4.90%, 06/15/33 ...... 1,864 1,847,657
PPL Electric Utilities Corp., 5.00%, 05/15/33 . 1,904 1,885,344
Public Service Co. of New Hampshire, 5.35%,
10/01/33 ...................... 2,632 2,645,951
Public Service Co. of Oklahoma, 5.25%,
01/15/33 ...................... 1,530 1,522,646
Public Service Electric & Gas Co.
4.65% , 03/15/33
(b)
................. 1,679 1,639,412
5.20% , 08/01/33 .................. 1,465 1,469,794
Southern California Edison Co., 4.80%,
03/15/33
(b)
..................... 1,840 1,778,046
Southern Co. (The), 5.20%, 06/15/33 ...... 2,462 2,443,935
Southwestern Electric Power Co., 5.30%,
04/01/33 ...................... 2,160 2,151,186
Virginia Electric & Power Co.
5.00% , 04/01/33 .................. 2,412 2,380,982
5.30% , 08/15/33 .................. 1,314 1,316,857
Vistra Operations Co. LLC, 5.25%, 04/30/33
(a)
3,220 3,143,965
Wisconsin Electric Power Co., 5.63%, 05/15/33 1,020 1,051,336
Wisconsin Power & Light Co., 4.95%, 04/01/33 916 901,222
Xcel Energy, Inc., 5.45%, 08/15/33 ....... 2,493 2,499,863
100,845,278
Electrical Equipment — 1.2%
Eaton Corp.
4.50% , 03/06/33 .................. 2,730 2,635,559
4.15% , 03/15/33
(b)
................. 4,193 3,989,704
Hubbell, Inc., 4.90%, 06/15/33 .......... 2,290 2,236,304
Regal Rexnord Corp., 6.40%, 04/15/33 .... 3,987 4,156,135
13,017,702
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., 4.40%, 02/15/33 ........ 4,045 3,879,333
Jabil, Inc., 4.75%, 02/01/33
(b)
........... 1,450 1,391,293
5,270,626
Energy Equipment & Services — 0.5%
Baker Hughes Holdings LLC, 4.65%, 06/15/33 2,310 2,227,263
Patterson-UTI Energy, Inc., 7.15%, 10/01/33 . 1,275 1,352,701

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Energy Equipment & Services (continued)
Schlumberger Investment SA, 4.80%, 05/07/33 USD 1,580 $ 1,551,808
5,131,772
Entertainment — 0.1%
Walt Disney Co. (The), 6.55%, 03/15/33 .... 861 935,819
Financial Services — 2.1%
Apollo Global Management, Inc., 6.38%,
11/15/33 ...................... 1,953 2,048,683
Corebridge Financial, Inc., 6.05%, 09/15/33 .. 1,578 1,619,715
Equitable Holdings, Inc., 5.59%, 01/11/33
(b)
.. 1,615 1,634,914
Fiserv, Inc.
5.60% , 03/02/33 .................. 2,878 2,866,693
5.63% , 08/21/33
(b)
................. 4,164 4,133,370
Global Payments, Inc., 5.40%, 03/15/33 .... 1,480 1,439,519
HA Sustainable Infrastructure Capital, Inc.,
5.95%, 07/15/33
(a)
................ 2,840 2,807,243
Mastercard, Inc., 4.85%, 03/09/33
(b)
....... 2,375 2,354,957
National Rural Utilities Cooperative Finance
Corp., 5.80%, 01/15/33 ............. 2,090 2,161,716
Visa, Inc., 4.40%, 02/12/33
(b)
........... 2,105 2,045,716
23,112,526
Food Products — 2.1%
Archer-Daniels-Midland Co., 4.50%, 08/15/33
(b)
1,585 1,542,005
Bunge Ltd. Finance Corp., 4.80%, 03/19/33
(b)
. 1,480 1,445,988
General Mills, Inc., 4.95%, 03/29/33
(b)
..... 3,087 3,022,126
Hershey Co. (The), 4.50%, 05/04/33
(b)
..... 1,082 1,055,138
J M Smucker Co. (The), 6.20%, 11/15/33
(b)
.. 3,178 3,338,800
JBS NV, 5.75%, 04/01/33 ............. 5,358 5,432,213
Kellanova, 5.25%, 03/01/33
(b)
.......... 1,206 1,208,561
McCormick & Co., Inc., 4.95%, 04/15/33
(b)
... 1,419 1,391,632
Pilgrim's Pride Corp., 6.25%, 07/01/33 ..... 2,071 2,130,596
Unilever Capital Corp., 5.00%, 12/08/33
(b)
... 2,530 2,529,712
23,096,771
Gas Utilities — 0.6%
Atmos Energy Corp., 5.90%, 11/15/33 ..... 2,335 2,433,781
Piedmont Natural Gas Co., Inc., 5.40%, 06/15/33 1,157 1,167,164
Southern California Gas Co., 5.20%, 06/01/33 1,615 1,613,030
Spire Missouri, Inc., 4.80%, 02/15/33 ...... 1,328 1,299,688
6,513,663
Ground Transportation — 1.2%
Canadian National Railway Co., 5.85%,
11/01/33
(b)
..................... 985 1,036,763
CSX Corp., 5.20%, 11/15/33
(b)
.......... 1,948 1,958,402
Fedex Freight Holding Co., Inc., 4.95%,
03/15/33
(a)
..................... 2,230 2,151,534
Norfolk Southern Corp., 4.45%, 03/01/33 ... 1,613 1,557,009
Ryder System, Inc., 6.60%, 12/01/33 ...... 1,915 2,053,922
Triton Container International Ltd., 5.15%,
02/15/33 ...................... 1,935 1,871,675
Union Pacific Corp., 4.50%, 01/20/33
(b)
..... 2,896 2,832,986
13,462,291
Health Care Equipment & Supplies — 1.3%
Abbott Laboratories, 4.30%, 03/15/33 ..... 8,850 8,480,927
Augusta SpinCo Corp., 4.95%, 03/23/33 .... 2,305 2,262,099
Medtronic Global Holdings SCA, 4.50%,
03/30/33 ...................... 3,153 3,045,435
13,788,461
Health Care Providers & Services — 4.2%
Cencora, Inc., 4.60%, 02/13/33
(b)
........ 1,430 1,383,546
Cigna Group (The), 5.40%, 03/15/33
(b)
..... 2,562 2,586,747
CVS Health Corp.
5.25% , 02/21/33 .................. 5,731 5,733,450
5.30% , 06/01/33 .................. 4,122 4,109,154
Security
Par (000)
Par (000) Value
Health Care Providers & Services (continued)
Elevance Health, Inc., 4.75%, 02/15/33 .... USD 3,211 $ 3,118,034
HCA, Inc.
5.00% , 05/15/33 .................. 2,445 2,384,391
5.50% , 06/01/33 .................. 4,127 4,144,785
Humana, Inc., 5.88%, 03/01/33 ......... 2,388 2,428,642
McKesson Corp., 5.10%, 07/15/33 ....... 1,840 1,840,097
Providence St Joseph Health Obligated Group,
5.40%, 10/01/33 ................. 1,538 1,550,975
Quest Diagnostics, Inc., 6.40%, 11/30/33 ... 2,380 2,538,534
Sutter Health, 5.16%, 08/15/33 ......... 1,100 1,096,013
UnitedHealth Group, Inc.
5.35% , 02/15/33 .................. 6,364 6,432,396
4.50% , 04/15/33 .................. 4,978 4,787,457
UPMC, 5.04%, 05/15/33 ............. 1,470 1,454,727
45,588,948
Health Care REITs — 0.6%
Alexandria Real Estate Equities, Inc., 1.88%,
02/01/33 ...................... 3,221 2,585,576
Healthpeak OP LLC, 4.75%, 01/15/33 ..... 1,485 1,436,273
National Health Investors, Inc., 5.35%, 02/01/33 990 969,911
Omega Healthcare Investors, Inc., 3.25%,
04/15/33 ...................... 2,179 1,895,528
6,887,288
Hotels, Restaurants & Leisure — 1.3%
Darden Restaurants, Inc., 6.30%, 10/10/33
(b)
. 1,583 1,659,569
Las Vegas Sands Corp., 5.65%, 05/18/33
(b)
.. 1,470 1,449,653
Marriott International, Inc.
4.50% , 05/01/33 .................. 1,770 1,688,988
Series II , 2.75% , 10/15/33
(b)
........... 2,196 1,874,040
McDonald's Corp., 4.95%, 08/14/33
(b)
...... 1,844 1,838,684
Royal Caribbean Cruises Ltd., 4.75%, 05/15/33 3,985 3,815,311
Starbucks Corp., 4.80%, 02/15/33 ........ 1,689 1,654,142
13,980,387
Household Durables — 0.1%
PulteGroup, Inc., 6.38%, 05/15/33 ........ 1,237 1,307,658
Household Products — 0.6%
Clorox Co. (The), 4.95%, 05/15/33 ....... 1,265 1,235,431
Colgate-Palmolive Co., 4.60%, 03/01/33
(b)
... 1,476 1,469,765
Kimberly-Clark Corp., 4.50%, 02/16/33
(b)
.... 951 933,733
Procter & Gamble Co. (The), 4.05%, 01/26/33
(b)
2,452 2,367,550
6,006,479
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The), 5.75%, 07/15/33
(b)
...... 1,000 990,950
Constellation Energy Generation LLC, 5.80%,
03/01/33 ...................... 1,855 1,906,060
2,897,010
Industrial Conglomerates — 0.1%
Honeywell International, Inc., 5.00%, 02/15/33 1,408 1,410,418
Industrial REITs — 0.4%
Prologis LP
4.63% , 01/15/33 .................. 2,155 2,097,327
4.75% , 06/15/33
(b)
................. 2,406 2,346,646
4,443,973
Insurance — 3.0%
Allstate Corp. (The)
5.25% , 03/30/33 .................. 2,392 2,400,930
5.35% , 06/01/33 .................. 1,054 1,061,241
American International Group, Inc., 5.13%,
03/27/33 ...................... 2,415 2,396,927
Aon Corp., 5.35%, 02/28/33 ........... 2,425 2,436,279
Arthur J Gallagher & Co., 5.50%, 03/02/33 .. 1,130 1,137,866

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Insurance (continued)
Athene Holding Ltd., 6.65%, 02/01/33
(b)
.... USD 1,297 $ 1,351,895
CNA Financial Corp., 5.50%, 06/15/33 ..... 1,612 1,615,546
Fairfax Financial Holdings Ltd., 6.00%, 12/07/33 2,395 2,460,721
Marsh & McLennan Cos., Inc.
5.88% , 08/01/33 .................. 1,003 1,039,427
5.40% , 09/15/33
(b)
................. 1,925 1,945,198
MetLife, Inc., 5.38%, 07/15/33
(b)
......... 3,269 3,316,491
Principal Financial Group, Inc., 5.38%, 03/15/33 1,290 1,296,734
Progressive Corp. (The), 4.95%, 06/15/33
(b)
.. 1,630 1,616,709
Prudential Financial, Inc., 5.75%, 07/15/33
(b)
. 1,198 1,244,179
Reinsurance Group of America, Inc., 6.00%,
09/15/33 ...................... 1,301 1,337,075
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33 2,420 2,439,120
Travelers Property Casualty Corp., 6.38%,
03/15/33 ...................... 1,628 1,748,842
Willis North America, Inc., 5.35%, 05/15/33
(b)
. 2,404 2,399,838
33,245,018
Interactive Media & Services — 1.9%
Alphabet, Inc., 4.40%, 02/15/33 ......... 9,770 9,367,707
Meta Platforms, Inc.
4.88% , 05/15/33
(b)
................. 6,500 6,305,785
4.95% , 05/15/33 .................. 5,657 5,528,372
21,201,864
IT Services — 0.8%
Accenture Capital, Inc., 5.30%, 07/10/33 .... 2,980 2,965,817
Booz Allen Hamilton, Inc., 5.95%, 08/04/33
(b)
. 2,149 2,139,168
International Business Machines Corp.
(b)
4.60% , 02/03/33 .................. 1,495 1,433,799
4.75% , 02/06/33 .................. 2,305 2,244,322
8,783,106
Life Sciences Tools & Services — 0.5%
Thermo Fisher Scientific, Inc.
4.55% , 06/15/33 .................. 2,505 2,426,442
5.09% , 08/10/33 .................. 3,255 3,245,459
5,671,901
Machinery — 0.7%
Ingersoll Rand, Inc., 5.70%, 08/14/33 ...... 3,162 3,233,952
Nordson Corp., 5.80%, 09/15/33 ......... 1,634 1,671,544
nVent Finance SARL, 5.65%, 05/15/33 ..... 1,570 1,590,811
Xylem, Inc., 5.20%, 06/01/33 ........... 1,650 1,651,332
8,147,639
Media — 1.1%
Charter Communications Operating LLC, 4.40%,
04/01/33 ...................... 3,133 2,809,061
Fox Corp., 6.50%, 10/13/33 ........... 3,856 4,047,706
Omnicom Group, Inc., 5.00%, 06/02/33 .... 1,935 1,868,080
Time Warner Cable Enterprises LLC, 8.38%,
07/15/33 ...................... 3,035 3,307,539
12,032,386
Metals & Mining — 1.7%
BHP Billiton Finance USA Ltd.
4.90% , 02/28/33 .................. 2,472 2,438,055
5.25% , 09/08/33 .................. 4,893 4,909,484
Kinross Gold Corp., 6.25%, 07/15/33 ...... 1,587 1,658,133
Rio Tinto Alcan, Inc., 6.13%, 12/15/33 ..... 2,462 2,584,265
Rio Tinto Finance USA plc, 5.00%, 03/09/33 . 2,093 2,078,526
Vale Overseas Ltd., 6.13%, 06/12/33 ...... 4,847 5,030,537
18,699,000
Multi-Utilities — 1.7%
Ameren Illinois Co., 4.95%, 06/01/33 ...... 1,533 1,511,350
Black Hills Corp., 4.35%, 05/01/33 ....... 1,219 1,140,451
Security
Par (000)
Par (000) Value
Multi-Utilities (continued)
Consolidated Edison Co. of New York, Inc.,
5.20%, 03/01/33
(b)
................ USD 1,545 $ 1,549,378
Consumers Energy Co., 4.63%, 05/15/33 ... 2,157 2,089,941
Dominion Energy, Inc.
Series E , 6.30% , 03/15/33 ............ 890 932,466
Series F , 5.25% , 08/01/33 ............ 1,625 1,609,590
National Grid plc, 5.81%, 06/12/33 ....... 2,501 2,563,183
NiSource, Inc., 5.40%, 06/30/33
(b)
........ 1,463 1,473,981
Public Service Enterprise Group, Inc., 6.13%,
10/15/33 ...................... 1,287 1,337,626
Sempra, 5.50%, 08/01/33 ............. 2,244 2,264,340
Southern Co. Gas Capital Corp., 5.75%,
09/15/33 ...................... 1,610 1,650,196
18,122,502
Office REITs — 0.8%
Boston Properties LP, 2.45%, 10/01/33 ..... 3,065 2,490,457
COPT Defense Properties LP, 2.90%, 12/01/33 1,316 1,106,010
Cousins Properties LP, 4.88%, 03/01/33 .... 1,525 1,462,887
Highwoods Realty LP, 5.35%, 01/15/33 .... 1,090 1,068,849
Kilroy Realty LP, 2.65%, 11/15/33 ........ 1,703 1,359,389
Piedmont Operating Partnership LP, 5.63%,
01/15/33 ...................... 1,255 1,233,658
8,721,250
Oil, Gas & Consumable Fuels — 8.3%
BP Capital Markets America, Inc.
4.81% , 02/13/33 .................. 7,188 7,042,140
4.89% , 09/11/33
(b)
................. 4,853 4,760,644
Canadian Natural Resources Ltd., 6.45%,
06/30/33
(b)
..................... 1,097 1,167,648
Cheniere Energy Partners LP, 5.95%, 06/30/33 4,537 4,671,273
ConocoPhillips Co., 5.05%, 09/15/33
(b)
..... 3,135 3,132,431
Diamondback Energy, Inc., 6.25%, 03/15/33 . 3,401 3,565,987
Enbridge, Inc.
5.70% , 03/08/33 .................. 7,279 7,423,731
2.50% , 08/01/33
(b)
................. 3,183 2,671,917
Energy Transfer LP
5.75% , 02/15/33 .................. 4,793 4,894,603
6.55% , 12/01/33 .................. 4,826 5,139,884
Enterprise Products Operating LLC
5.35% , 01/31/33 .................. 3,160 3,200,229
Series D , 6.88% , 03/01/33
(b)
.......... 1,602 1,753,135
Hess Corp., 7.13%, 03/15/33 ........... 1,608 1,785,220
Kinder Morgan Energy Partners LP, 7.30%,
08/15/33 ...................... 1,604 1,778,340
Kinder Morgan, Inc.
4.80% , 02/01/33 .................. 2,482 2,418,391
5.20% , 06/01/33 .................. 4,846 4,835,236
MPLX LP
5.00% , 01/15/33 .................. 2,475 2,423,345
5.00% , 03/01/33
(b)
................. 3,574 3,497,074
ONEOK, Inc., 6.05%, 09/01/33 .......... 4,770 4,918,340
Ovintiv, Inc., 6.25%, 07/15/33
(b)
......... 1,833 1,907,427
Phillips 66 Co., 5.30%, 06/30/33 ......... 2,801 2,802,247
Targa Resources Corp.
4.20% , 02/01/33 .................. 2,436 2,274,762
6.13% , 03/15/33 .................. 2,902 3,013,937
TotalEnergies Capital USA LLC, 4.57%, 01/13/33 3,990 3,869,472
Western Midstream Operating LP, 6.15%,
04/01/33 ...................... 2,338 2,406,018
Williams Cos., Inc. (The), 5.65%, 03/15/33 .. 3,956 4,014,650
91,368,081

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
Personal Care Products — 0.5%
Estee Lauder Cos., Inc. (The), 4.65%, 05/15/33 USD 2,111 $ 2,043,099
Kenvue, Inc., 4.90%, 03/22/33
(b)
......... 3,965 3,917,764
5,960,863
Pharmaceuticals — 4.5%
Astrazeneca Finance LLC
4.30% , 03/02/33 .................. 1,875 1,798,160
4.88% , 03/03/33 .................. 1,504 1,491,855
Bristol-Myers Squibb Co., 5.90%, 11/15/33
(b)
. 2,361 2,466,945
Eli Lilly & Co.
4.70% , 02/27/33 .................. 3,143 3,102,882
4.65% , 05/20/33 .................. 4,190 4,104,683
Johnson & Johnson
4.95% , 05/15/33
(b)
................. 1,360 1,381,752
4.38% , 12/05/33 .................. 2,677 2,613,128
Merck & Co., Inc.
4.50% , 05/17/33 .................. 4,920 4,786,201
4.95% , 05/22/33 .................. 3,125 3,101,985
6.50% , 12/01/33
(c)
................. 2,078 2,256,357
Novartis Capital Corp., 4.60%, 03/18/33 .... 6,305 6,153,837
Pfizer Investment Enterprises Pte. Ltd., 4.75%,
05/19/33
(b)
..................... 15,981 15,598,978
48,856,763
Professional Services — 0.5%
Concentrix Corp., 6.85%, 08/02/33
(b)
...... 1,796 1,648,494
Equifax, Inc., 5.65%, 08/15/33 .......... 400 401,268
Jacobs Engineering Group, Inc., 5.90%,
03/01/33 ...................... 1,703 1,733,726
Verisk Analytics, Inc., 5.75%, 04/01/33
(b)
.... 1,395 1,419,814
5,203,302
Real Estate Management & Development — 0.2%
CBRE Services, Inc., 4.90%, 01/15/33 ..... 2,325 2,262,329
Residential REITs — 0.8%
AvalonBay Communities, Inc.
5.00% , 02/15/33 .................. 1,076 1,068,381
5.30% , 12/07/33
(b)
................. 1,305 1,315,906
Invitation Homes Operating Partnership LP
4.95% , 01/15/33 .................. 1,785 1,736,006
5.50% , 08/15/33 .................. 1,180 1,183,227
Mid-America Apartments LP, 4.65%, 01/15/33 1,845 1,785,408
UDR, Inc.
1.90% , 03/15/33 .................. 1,366 1,110,359
2.10% , 06/15/33 .................. 985 805,086
9,004,373
Retail REITs — 1.3%
Agree LP, 2.60%, 06/15/33
(b)
........... 1,041 874,482
Brixmor Operating Partnership LP, 4.85%,
02/15/33 ...................... 1,245 1,208,185
Kimco Realty OP LLC, 4.60%, 02/01/33 .... 2,036 1,970,830
NNN REIT, Inc., 5.60%, 10/15/33 ........ 1,620 1,636,510
Phillips Edison Grocery Center Operating
Partnership I LP, 4.75%, 03/15/33 ...... 950 914,895
Realty Income Corp.
4.50% , 02/01/33 .................. 1,260 1,208,288
1.80% , 03/15/33
(b)
................. 1,740 1,417,914
4.75% , 04/15/33 .................. 1,805 1,754,730
4.90% , 07/15/33
(b)
................. 1,992 1,947,249
Regency Centers LP, 4.50%, 03/15/33 ..... 1,220 1,170,065
14,103,148
Semiconductors & Semiconductor Equipment — 4.2%
Broadcom, Inc.
4.60% , 01/15/33 .................. 4,160 3,962,852
2.60% , 02/15/33 .................. 5,704 4,806,476
Security
Par (000)
Par (000) Value
Semiconductors & Semiconductor Equipment (continued)
3.42% , 04/15/33 .................. USD 7,335 $ 6,480,194
Intel Corp.
5.20% , 02/10/33 .................. 7,063 6,982,293
5.00% , 08/15/33 .................. 3,435 3,341,387
Marvell Technology, Inc., 5.95%, 09/15/33 ... 1,564 1,600,595
NVIDIA Corp., 4.75%, 06/15/33 ......... 11,020 10,684,994
NXP BV, 5.00%, 01/15/33 ............. 3,025 2,962,807
QUALCOMM, Inc., 5.40%, 05/20/33 ...... 2,011 2,046,123
Texas Instruments, Inc., 4.90%, 03/14/33
(b)
.. 2,993 2,977,046
45,844,767
Software — 2.8%
Intuit, Inc., 5.20%, 09/15/33
(b)
........... 4,130 4,092,306
Oracle Corp.
4.90% , 02/06/33 .................. 4,500 4,134,667
5.35% , 05/04/33 .................. 9,595 9,035,313
Salesforce, Inc., 5.20%, 03/15/33 ........ 8,720 8,594,474
ServiceNow, Inc., 5.05%, 05/15/33 ....... 2,130 2,101,105
Trimble, Inc., 6.10%, 03/15/33 .......... 2,453 2,526,893
30,484,758
Specialized REITs — 1.7%
American Tower Corp.
5.65% , 03/15/33 .................. 2,496 2,535,115
5.55% , 07/15/33 .................. 2,670 2,689,892
5.90% , 11/15/33 .................. 2,191 2,249,642
Crown Castle, Inc., 5.10%, 05/01/33 ...... 2,324 2,260,326
Equinix, Inc., 5.50%, 08/15/33 .......... 1,875 1,854,040
Extra Space Storage LP, 4.95%, 01/15/33 ... 2,460 2,403,866
Public Storage Operating Co., 5.10%, 08/01/33 2,174 2,164,301
SBA Communications Corp., 5.45%, 07/15/33 1,310 1,307,119
Weyerhaeuser Co., 3.38%, 03/09/33 ...... 1,442 1,284,048
18,748,349
Specialty Retail — 1.2%
AutoZone, Inc.
4.75% , 02/01/33
(b)
................. 1,686 1,636,884
5.20% , 08/01/33 .................. 885 877,200
6.55% , 11/01/33 .................. 1,588 1,694,367
Lowe's Cos., Inc.
5.00% , 04/15/33 .................. 3,917 3,868,294
5.15% , 07/01/33
(b)
................. 3,166 3,145,062
Tractor Supply Co., 5.25%, 05/15/33
(b)
..... 2,324 2,308,061
13,529,868
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc., 4.30%, 05/10/33
(b)
.......... 2,938 2,870,238
Dell International LLC, 5.75%, 02/01/33 .... 3,039 3,100,351
Hewlett Packard Enterprise Co., 5.25%, 04/01/33 1,775 1,755,572
HP, Inc., 5.50%, 01/15/33
(b)
............ 3,303 3,326,255
11,052,416
Tobacco — 1.8%
Altria Group, Inc., 6.88%, 11/01/33
(b)
...... 1,565 1,704,036
BAT Capital Corp.
4.63% , 03/22/33 .................. 2,425 2,337,107
6.42% , 08/02/33 .................. 3,996 4,249,749
Philip Morris International, Inc.
5.38% , 02/15/33
(b)
................. 7,386 7,469,833
5.63% , 09/07/33 .................. 3,323 3,402,342
19,163,067
Trading Companies & Distributors — 0.2%
GATX Corp.
4.90% , 03/15/33 .................. 1,228 1,198,296
5.45% , 09/15/33
(b)
................. 1,241 1,244,660
2,442,956

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Security
Par (000)
Par (000) Value
Wireless Telecommunication Services — 1.6%
America Movil SAB de CV, 5.00%, 01/20/33
(b)
. USD 1,440 $ 1,415,076
T-Mobile USA, Inc.
4.63% , 01/15/33 .................. 2,520 2,423,276
5.20% , 01/15/33 .................. 4,006 3,972,043
5.05% , 07/15/33 .................. 8,436 8,248,593
6.70% , 12/15/33
(b)
................. 1,590 1,704,444
17,763,432
Total Long-Term Investments — 98 .3%
(Cost: $ 1,093,770,418 ) ............................ 1,076,513,091
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 10.1%
(d)(e)
BlackRock Cash Funds: Institutional, SL Agency
Shares , 3.81%
(f)
.................. 103,294,479 $ 103,325,467
BlackRock Cash Funds: Treasury, SL Agency
Shares , 3.65% ................... 7,819,793 7,819,793
Total Short-Term Securities — 10 .1%
(Cost: $ 111,142,146 ) .............................. 111,145,260
Total Investments — 108 .4%
(Cost: $ 1,204,912,564 ) ............................ 1,187,658,351
Liabilities in Excess of Other Assets — (8.4) % ............. (92,139,138)
Net Assets — 100.0% ...............................
$ 1,095,519,213
(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)
All or a portion of this security is on loan.
(c)
Step coupon security. Coupon rate will either increase (step-up bond) or decrease
(step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)
Affiliate of the Fund.
(e)
Annualized 7-day yield as of period end.
(f)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
10/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/26
Shares
Held at
07/31/26 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 88,000,676 $ 15,333,034
(a)
$ — $ — $ (8,243) $ 103,325,467 103,294,479 $ 248,175
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 4,858,796 2,960,997
(a)
— — — 7,819,793 7,819,793 121,519 —
$ — $ (8,243) $ 111,145,260 $ 369,694 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

Schedule of Investments
(unaudited) (continued)
July 31, 2026
iShares
®
iBonds
®
Dec 2033 Term Corporate ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Corporate Bonds ......................................... $ — $ 1,076,513,091 $ — $ 1,076,513,091
Short-Term Securities
Money Market Funds ...................................... 111,145,260 — — 111,145,260
$ 111,145,260 $ 1,076,513,091 $ — $ 1,187,658,351
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
DAC Designated Activity Company
REIT Real Estate Investment Trust
SCA Svenska Cellulosa Aktiebolaget